UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-03081

Dreyfus Appreciation Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Appreciation Fund, Inc.
September 30, 2015 (Unaudited)

Common Stocks--99.2%	Shares		Value ($)
Banks--1.4%
Wells Fargo & Co.	818,900		42,050,515
Capital Goods--2.8%
Berkshire Hathaway, Cl. A	233	a,b	45,490,920
United Technologies	439,750		39,133,353
			84,624,273
Consumer Durables & Apparel--1.7%
Christian Dior	234,450		43,893,383
Hermes International	16,995		6,187,466
			50,080,849
Consumer Services--1.2%
McDonald's	365,600		36,022,568
Diversified Financials--10.4%
American Express	646,150		47,899,099
BlackRock	193,450		57,545,571
Franklin Resources	756,549		28,189,016
Intercontinental Exchange	118,700		27,893,313
JPMorgan Chase & Co.	1,342,500		81,852,225
State Street	512,000		34,411,520
Visa, Cl. A	512,000		35,665,920
			313,456,664
Energy--10.4%
Chevron	1,140,600		89,970,528
ConocoPhillips	846,400		40,593,344
Exxon Mobil	1,708,098		126,997,086
Occidental Petroleum	843,100		55,771,065
			313,332,023
Food & Staples Retailing--2.0%
Walgreens Boots Alliance	645,675		53,655,593
Whole Foods Market	244,250		7,730,513
			61,386,106
Food, Beverage & Tobacco--21.2%
Altria Group	1,708,590		92,947,296
Anheuser-Busch InBev, ADR	323,700		34,415,784
Coca-Cola	2,765,900		110,967,908
Diageo, ADR	285,400		30,763,266
Nestle, ADR	1,261,650		94,926,546
PepsiCo	648,200		61,125,260
Philip Morris International	2,110,050		167,390,266
SABMiller	835,500		47,344,671
			639,880,997
Health Care Equipment & Services--1.7%
Abbott Laboratories	1,297,100		52,169,362
Household & Personal Products--4.5%
Estee Lauder, Cl. A	798,050		64,386,674
Procter & Gamble	981,100		70,580,334
			134,967,008
Insurance--2.3%

ACE	675,300		69,826,020
Materials--1.8%
Air Products & Chemicals	127,550		16,272,829
Praxair	386,850		39,404,541
			55,677,370
Media--5.0%
McGraw-Hill Financial	326,050		28,203,325
Twenty-First Century Fox, Cl. A	1,268,358		34,220,299
Twenty-First Century Fox, Cl. B	488,750		13,230,463
Walt Disney	749,650		76,614,230
			152,268,317
Pharmaceuticals, Biotech & Life Sciences--12.4%
AbbVie	1,260,450		68,581,084
Celgene	162,500	a	17,577,625
Gilead Sciences	376,000		36,919,440
Johnson & Johnson	339,700		31,710,995
Novartis, ADR	586,900		53,947,848
Novo Nordisk, ADR	1,720,100		93,298,224
Roche Holding, ADR	2,201,800		72,549,310
			374,584,526
Semiconductors & Semiconductor Equipment--3.5%
ASML Holding	359,500	b	31,628,810
Texas Instruments	1,375,400		68,109,808
Xilinx	168,600		7,148,640
			106,887,258
Software & Services--6.0%
Automatic Data Processing	440,200		35,374,472
Facebook, Cl. A	535,300	a	48,123,470
International Business Machines	286,250		41,497,662
Oracle	1,113,450		40,217,814
VeriSign	250,000	a,b	17,640,000
			182,853,418
Technology Hardware & Equipment--6.7%
Apple	1,574,100		173,623,230
QUALCOMM	525,200		28,218,996
			201,842,226
Telecommunication Services--1.9%
Comcast, Cl. A	1,015,400		57,755,952
Transportation--2.3%
Canadian Pacific Railway	317,700		45,612,189
Union Pacific	255,000		22,544,550
			68,156,739
Total Common Stocks
(cost $1,570,731,119)			2,997,822,191

Other Investment--.3%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $9,893,728)	9,893,728	[c]	9,893,728
Investment of Cash Collateral for
Securities Loaned--1.2%
Registered Investment Company;

Dreyfus Institutional Cash
Advantage Fund
(cost $36,670,465)	36,670,465 [c]	36,670,465
Total Investments (cost $1,617,295,312)	100.7%	3,044,386,384
Liabilities, Less Cash and Receivables	(.7%)	(20,453,389)
Net Assets	100.0%	3,023,932,995

ADR - American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan. At September 30, 2015, the value of the fund's securities on loan was $38,786,172 and the value of the collateral held by the fund was $38,584,303, consisting of cash collateral of $36,670,464 and U.S. Government
& Agency securities valued at $1,913,839.
c Investment in affiliated money market mutual fund.

At September 30, 2015, net unrealized appreciation on investments was $1,427,091,072 of which $1,449,450,334 related to appreciated investment securities and $22,359,262 related to depreciated investment securities. At September 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Food, Beverage & Tobacco	21.2
Pharmaceuticals, Biotech & Life Sciences	12.4
Diversified Financials	10.4
Energy	10.4
Technology Hardware & Equipment	6.7
Software & Services	6.0
Media	5.0
Household & Personal Products	4.5
Semiconductors & Semiconductor Equipment	3.5
Capital Goods	2.8
Insurance	2.3
Transportation	2.3
Food & Staples Retailing	2.0
Telecommunication Services	1.9
Materials	1.8
Consumer Durables & Apparel	1.7
Health Care Equipment & Services	1.7
Money Market Investments	1.5
Banks	1.4
Consumer Services	1.2
100.7

† Based on net assets.

The following is a summary of the inputs used as of September 30, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	2,443,254,694	-	-	2,443,254,694
Equity Securities - Foreign Common Stocks+	457,141,977	97,425,520	-	554,567,497
Mutual Funds	46,564,193	-	-	46,564,193

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Appreciation Fund, Inc.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    November 23, 2015

By:       /s/James Windels

            James Windels

            Treasurer

Date:    November 23, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)